INVESTMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of Investments [Abstract]
Disclosure of investments other than investments accounted for using equity method [text block]
6	INVESTMENTS

a)	Investment at fair value through profit or loss consist of the following:

	2018	2017
	S/(000)	S/(000)

Government treasury bonds	1,318,311	1,174,613
Participation in RAL Fund (i)	445,039	–
Restricted mutual funds (ii)	407,350	–
Investment funds	323,455	–
Participation in mutual funds	310,265	52,380
Multilateral organization bonds	223,777	260,342
Corporate and leasing bonds	160,006	205,819
Listed shares	101,068	122,398
Subordinated bonds	94,413	27,789
Hedge funds	44,335	–
Negotiable certificates of deposit	29,496	74,086
Certificates of deposit BCRP	–	2,102,331
Others	50,061	1,053
Balance before accrued interest	3,507,576	4,020,811
Accrued interest	4,869	3,926
Total	3,512,445	4,024,737

The balances as of December 31, 2018 have been prepared in accordance with IFRS 9; and are not comparable to the balances as of December 31, 2017, which were prepared in accordance with IAS 39, see Note 3(f).

(i)
At December 31, 2018, these funds total approximately S/
174.3
million in bolivianos and S/
270.7
million in U.S. dollars and comprise the investments made by the Group in the Central Bank of Bolivia as collateral for deposits received from the public. These funds have restrictions for their use and are required from all banks in Bolivia.

(ii)
The restricted mutual funds comprise the participation quotas in the private pension funds managed by the Group, and are maintained in compliance with the legal regulations in Peru. Their availability is restricted and the yield received is the same as that received by the private pension funds managed.

b)	Investments at fair value through other comprehensive income consist of the following:

	2018
		Unrealized gross amount
	Amortized cost	Profits	Losses	Estimated fair value
	S/(000)	S/(000)	S/(000)	S/(000)

Debts instruments:

Corporate, leasing and subordinated bonds (i)	8,478,834	212,549	(185,603)	8,505,780
Certificates of deposit BCRP (ii)	9,833,776	189	(4,381)	9,829,584
Government treasury bonds (iii)	4,977,422	260,939	(47,613)	5,190,748
Securitization instruments (iv)	505,976	22,492	(9,980)	518,488
Negotiable certificates of deposit	280,828	2,981	(250)	283,559
Others	3,384	–	–	3,384
	24,080,220	499,150	(247,827)	24,331,543
Equity instruments designated at the initial recognition

Shares issued by:
Alicorp S.A.A.	12,198	218,994	–	231,192
Inversiones Centenario	112,647	236,063	–	348,710
Bolsa de Valores de Lima	19,698	9,363	–	29,061
Bolsa de Comercio de Santiago	8,808	5,360	–	14,168
Compañía Universal Textil S.A.	9,597	248	(3,397)	6,448
Bolsa de Valores de Colombia	4,585	–	(211)	4,374
Others	12,099	3,418	–	15,517
	179,632	473,446	(3,608)	649,470

Balance before accrued interest	24,259,852	972,596	(251,435)	24,981,013
Accrued interest				214,822
Total				25,195,835

The Management of Credicorp has determined that the unrealized losses on investment at fair value through other comprehensive income at December 31, 2018 are of a temporary nature, considering factors such as intended strategy in relation to the identified security or portfolio, its underlying collateral and credit rating of the issuers. During 2018, as a result of the impairment of its investments at fair value through other comprehensive income, the Group recorded an expected loss of S/2.4 million, which is shown in “Net gain on securities” in the consolidated statement of income. Also, Management has decided and has the ability to hold each investment for a period of time sufficient to allow for an anticipated recovery in fair value, until the earlier of its anticipated recovery or maturity.

The movement of the “Reserve for investments at fair value through other comprehensive income, net of deferred income tax and non-controlling interest, is shown in Note 17(c).

During 2018, the Group has not reclassified instruments from the portfolio of investments at fair value through other comprehensive income to investments at amortized cost.

At December 31, 2018, the Group maintains IRS, which have been designated as fair value hedges of certain bonds at a fixed rate in US dollars, issued by Government, corporate and international financial entities, for a nominal amount of S/923.9 million, see Note 12(b); through these IRS these bonds were economically converted to a variable rate.

Likewise, at the end of the same year, the Group entered into repurchase agreement transactions for corporate bonds, multilateral organization bonds and foreign government bonds classified as investments at fair value through other comprehensive income, for an estimated fair value of S/
2,138.9
million, of which the related liability is presented in “Payables from repurchase agreements and securities lending” of the consolidated statement of financial position, see Note 5(c).

The maturities and annual market rates of investments at fair value through other comprehensive income are as follows:

	Maturities	Annual effective interest rate
		S/		US$		Other currencies
		Min	Max	Min	Max	Min	Max
		%	%	%	%	%	%
Corporate, leasing and subordinated bonds	Jan-2019 / Feb-2065	1.49	11.90	1.16	11.39	0.94	8.39
Certificates of deposit BCRP	Jan-2019 / Jun-2020	2.59	3.04	–	–	–	–
Government treasury bonds	Jan-2019 / Feb-2055	2.37	6.50	1.22	7.07	0.60	0.60
Securitization instruments	Jun-2019 / Sep-2045	3.40	14.81	4.56	6.85	1.68	6.00
Negotiable certificates of deposits	Jan-2019 / Dec-2026	4.54	4.54	–	–	1.40	4.98
(i)	At December 31, 2018 the most significant individual unrealized loss amounted to approximately S/8.2 million.

Likewise, the Group maintains CCS, which were designated as cash flow hedges of certain corporate bonds for a nominal amount of S/136.1million, see Note 12(b); by means of said CCS, the bonds were economically converted to soles at a fixed rate.

In December 2018, according to the foreign exchange exposure strategy, the Group discontinued the cash flow hedge of a certain corporate bond through the liquidation of the CCS whose notional amount at that date amounted to US$13.0 million, equivalent to S/43.8 million.

(ii)
The Group maintains 99,587 BCRP certificates of deposit of the Central Reserve Bank of Peru, which are instruments issued at a discount through public auction, traded on the Peruvian secondary market and payable in soles.

(iii)	At December 31, 2018, the balance includes the following Government Treasury Bonds:

2018
S/(000)
Peruvian sovereign bonds	4,706,121
Colombian sovereign bonds	137,936
Chilean sovereign bonds	119,517
Bolivian sovereign bonds	90,370
Others	136,804
Total	5,190,748

The Group maintains CCS, which were designated as cash flow hedges of certain government treasury bonds for a nominal amount of S/77.8 million, see Note 12(b); by means of said CCS, the bonds were economically converted to soles at a fixed rate.

(iv)	At December 31, 2018, the balance of securitization instruments includes the following:

2018
S/(000)
Inmuebles Panamericana	153,953
Abengoa Transmisión del Norte	80,948
Industrias de Aceite S.A.	48,231
Homecenters Peruanos S.A.	32,520
Others	202,836
Total	518,488

The bonds have semiannual payments until 2045.The pool of underlying assets consists mainly of accounts receivable from income, revenues for services and from maintenance and marketing contributions (Inmuebles Panamericana), accounts receivable for electrical transmission services from the Carhuamayo - Cajamarca line (Abengoa Transmisión Norte), accounts receivable for the transformation and commercialization of agribusiness products (Industrias de Aceite S.A.) and accounts receivable for commercialization of construction products (Homecenters Peruanos S.A.).

c)	Investments available-for-sale consist of the following:

	2017
		Unrealized gross amount
	Amortized cost	Profits	Losses	Estimated fair value
	S/(000)	S/(000)	S/(000)	S/(000)

Corporate, leasing and subordinated bonds (i)	7,919,202	460,826	(22,838)	8,357,190
Certificates of deposit BCRP (ii)	7,906,747	16,960	–	7,923,707
Government treasury bonds (iii)	4,308,507	336,561	(4,520)	4,640,548
Participation in RAL Fund (iv)	527,405	–	–	527,405
Securitization instruments (v)	478,921	35,747	(6,565)	508,103
Restricted mutual funds (vi)	186,407	230,289	–	416,696
Participation in mutual funds	398,308	11,458	(200)	409,566
Negotiable certificates of deposit	285,493	5,036	(346)	290,183
Multilateral organization bonds	165,830	13,897	(224)	179,503
Certificates of Central Bank of Bolivia (vii)	94,692	33	–	94,725
Investment funds	34,703	25,013	(95)	59,621
Collateralized mortgage obligation	17,116	7,048	(6)	24,158
Commercial paper	5,185	–	–	5,185
Hedge funds	48	1,014	–	1,062
U.S. Federal agency bonds	799	80	–	879
	22,329,363	1,143,962	(34,794)	23,438,531

Shares -
Listed (viii)	254,931	496,737	(1,937)	749,731
Non-listed	14,770	1,093	–	15,863
	269,701	497,830	(1,937)	765,594
Balance before accrued interest	22,599,064	1,641,792	(36,731)	24,204,125
Accrued interest				219,766
Total				24,423,891

The Management of Credicorp has determined that the unrealized losses of available-for-sale investments at December 31, 2017 were of a temporary nature, considering factors such as intended strategy in relation to the identified security or portfolio, its underlying collateral and credit rating of the issuers. During 2017, as a result of the impairment assessment of its available-for-sale investments, the Group recorded an impairment loss of S/0.8 million, which is shown in “Net gain on securities” in the consolidated statement of income.

The movement of available-for-sale investment reserves, net of deferred income tax and non-controlling interest, is shown in Note 17(c).

During 2017, the Group had not reclassified instruments from the portfolio of available-for-sale investments to investments held to maturity. During the year 2017, S/2.1 million was amortized from unrealized results which were recorded in equity, and were transferred to caption “Net gain on securities” of the consolidated statement of income. At December 31, 2017, an unrealized gain amounting to S/0.02 million was held in equity, corresponding to the investments that were reclassified.

At December 31, 2017, the Group maintains IRS, which were designated as fair value hedges of certain bonds at a fixed rate in US dollars, issued by Government, corporate and international financial entities, for a nominal amount of S/659.5 million, see Note 12(b); through these IRS these bonds were economically converted to a variable rate.

Similarly, at the end of the same year, the Group entered into repurchase agreement transactions for corporate bonds, multilateral organization bonds and foreign government bonds classified as investments at fair value through other comprehensive for an estimated fair value of S/
2,691.8
million, of which the related liability is presented in “Payables from repurchase agreements and securities lending” of the consolidated statement of financial position, see Note 5(c).

The maturities and annual market rates of investments at fair value through other comprehensive income during 2017 were as follows:

	Maturities	Annual effective interest rate
		S/		US$		Other currencies
		Min	Max	Min	Max	Min	Max
		%	%	%	%	%	%
Corporate, leasing and subordinated bonds	Jan-2018 / Feb-2065	1.37	9.20	0.24	7.55	0.17	7.83
Certificates of deposit BCRP	Jan-2018 / Apr-2019	3.08	3.17	–	–	–	–
Government treasury bonds	Feb-2018 / Feb-2055	1.32	6.25	1.27	6.25	–	–
Securitization instruments	Jan-2018 / Sep-2045	4.09	11.75	3.06	6.16	1.68	6.00
Certificates deposits of Central Bank of Bolivia	Jan-2018 / Sep-2018	–	–	–	–	0.50	1.15
Negotiable certificates of deposits	Jan-2018 / Mar-2033	0.49	4.33	–	–	1.18	4.90
Multilateral organization bonds	Mar-2018 / Feb-2044	2.13	7.04	1.83	2.44	–	–
Collateralized mortgage obligations	Aug-2020 / Dec-2036	–	–	2.23	9.40	–	–
U.S. Federal agency bonds	Aug-2035	–	–	1.66	1.66	–	–

(i)	At December 31, 2017 the most significant individual unrealized loss amounted to approximately S/2.2 million.

Likewise, the Group maintains CCS, which were designated as cash flow hedges of certain corporate bonds for a nominal amount of S/228.8 million, see Note 12(b); by means of said CCS, the bonds were economically converted to soles at a fixed rate.

(ii)
The Group maintains 79,901 certificates of deposits of the Central Reserve Bank of Peru, which are instruments issued at a discount through public auction, traded on the Peruvian secondary market and payable in soles.

(iii)	At December 31, 2017, the balance includes the following Government Treasury Bonds:

2017
S/(000)
Peruvian sovereign bonds	4,364,172
Bolivian sovereign bonds	106,461
Colombian sovereign bonds	58,381
U.S. Federal agency bonds	55,875
Others	55,659
Total	4,640,548

At December 31, 2017, the Group maintains CCS, which were designated as cash flow hedges of certain government treasury bonds for a nominal amount of S/55.1 million, see Note 12(b); by means of said CCS, the bonds were economically converted to soles at a fixed rate.

(iv)
Comprise the investments made by the Group in the Central Bank of Bolivia as collateral for deposits received from the public. These funds have restrictions for their use and are required from all banks in Bolivia.

(v)	At December 31, 2017, the balance of securitization instruments includes the following:

2017
S/(000)
Inmuebles Panamericana	156,186
Abengoa Transmisión del Norte	82,492
Concesionaria La Chira S.A.	30,182
Hunt Oil Company	23,244
Others	215,999
Total	508,103

The bonds have semiannual payments until 2045.The pool of underlying assets mainly consists of accounts receivable from income, revenues for services and from maintenance and marketing contributions (Inmuebles Panamericana), accounts receivable for electrical transmission services from the Carhuamayo - Cajamarca line (Abengoa Transmisión Norte), accounts receivable for collection via banking channels of water and sanitation service bills (Concesionaria La Chira) and accounts receivable for the sale of hydrocarbons in Peru (Hunt Oil Company).

(vi)
The restricted mutual funds comprise the participation quotas in the private pension funds managed by the Group, and are maintained in compliance with the legal regulations in Peru. Their availability is restricted and the yield received is the same as that received by the private pension funds managed.

(vii)	At December 31, 2017, certificates of deposit issued by the Central Bank of Bolivia are mainly denominated in Bolivianos.

(viii)
 Between the years 2016 and 2017, the Group sold through Credicorp Capital Corredores de Bolsa, 100.0 percent of the shares that it held of Banco de Crédito e Inversiones de Chile (hereinafter “BCI Chile”) and 100.0 percent of the shares that it held of Enel Distribución Perú S.A.A. (formerly Edelnor S.A.A.) We present below the sales made:

-
On March 7, 2016, Credicorp signed a Memorandum of Understanding (MOU) with BCI Chile, in which, as a minority shareholder with a 4.06 percent participation in BCI Chile, it stated its intention to sell up to 50.0 percent of said shares.

Credicorp undertook not to sell the remaining 50.0 percent of its shares in BCI Chile during the period of 180 calendar days subsequent to the expiry date of the preferred option of BCI Chile which forms part of the applicable regulations in Chile. The preferred subscription period began on March 21, 2016.

Accordingly, on April 22, 2016, Credicorp sold 50.0 percent of the shares which it held in BCI Chile (2,248,593 shares), at a price of CLP 27,500 (US$41.6) per share, generating cash for approximately US$94.0 million, equivalent to S/302 million. Said sale generated a profit, net of commissions, of approximately S/124.7 million.

-
On September 15, 2017, Credicorp sold the remaining 50.0 percent of shares which it held in BCI Chile (2,286,328 shares), at a price of CLP 39,000 (US$62.3) per share, generating cash for approximately US$142.4 million, equivalent to S/462.8 million. Said sale generated a profit, net of commissions, of approximately S/281.1 million.

-
On October 4, 2017, Credicorp sold in the Lima Stock Exchange all of its position in the shares of Enel Distribución Perú S.A.A. (43,554,445 shares), at a price of S/5.5 per share, generating cash for approximately S/239.5 million. The operation generated a profit, net of commissions, of approximately S/163.7 million.

At December 31, 2017, the Group recorded the gain on the sale of these investments in the caption "Net gain on securities" in the consolidated statement of income.

At December 31, 2017 the unrealized gain on listed shares arises mainly from investment in Alicorp S.A.A. and Inversiones Centenario S.A.A. and totaled S/234.1 million, and S/226.5 million, respectively.

d)	Amortized cost investments consist of the following:
	2018
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian sovereign bonds	3,166,639	3,168,202
Foreign government bonds	347,749	347,427
Peruvian treasury bonds	215,751	215,769
Corporate bonds	220,203	217,993
Certificates of payment on work progress (CRPAO) (*)	117,139	117,175
	4,067,481	4,066,566
Accrued interest	87,357	87,357
Total investments at amortized cost	4,154,838	4,153,923

At December 31, 2018, the expected credit loss of investments at amortized cost amounts to S/1.5 million.

At December 31, 2018, said bonds have maturities between January 2019 and February 2042, accruing interest at an annual effective interest rate between 3.15 percent and 6.24 percent on bonds denominated in soles and between 1.22 percent and 5.56 percent on bonds in U.S. dollar.

Likewise, Credicorp Management has determined that the difference between amortized cost and the fair value of these investments is temporary in nature and Credicorp has the intention and ability to hold each of these investments until its maturity.

At December 31, 2018, the Group has repurchase agreement transactions for investments at amortized cost for an estimated fair value of S/2,953.3 million, the related liability for which is presented in the caption “Payables from repurchase agreements and securities lending” of the consolidated statement of financial position, see Note 5(c).

(*)
At December 31, there are 185 certificates of Annual Recognition of Payment for Work Progress (CRPAO from Spanish acronym), respectively, issued by the Peruvian Government to finance projects and concessions. Said issuance is a mechanism established in the concession agreement signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the work undertaken. Said investment matures between January 2019 and April 2026, accruing interest at an annual effective rate between 4.72 percent and 6.02 percent.

e)	Held-to-maturity investments consist of the following:

	2017
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian sovereign bonds	3,378,046	3,700,535
Foreign government bonds	352,205	355,438
Peruvian treasury bonds	217,187	221,799
Corporate bonds	246,284	254,131
Certificates of payment on work progress (CRPAO) (*)	129,443	134,238
	4,323,165	4,666,141
Accrued interest	90,208	90,208
Total investments held to maturity	4,413,373	4,756,349

At December 31, 2017, said bonds have maturities between January 2018 and February 2042, accruing interest at an annual effective interest rate between 3.19 percent and 6.09 percent on bonds denominated in soles and between 1.39 percent and 4.55 percent on bonds in U.S. dollar

Likewise, Credicorp Management has determined that the difference between amortized cost and the fair value of held-to-maturity investment is temporary in nature and Credicorp has the intention and ability to hold each of these investments until its maturity.

As of December 31, 2017, the Group has entered into repurchase agreement transactions for held-to-maturity investments for an estimated fair value of S/2,725.8 million, which the related liability is presented in “Payables from repurchase agreements and securities lending” of the consolidated statement of financial position, See Note 5(c).

(*)
At December 31, 2017, there are, 217 certificates of Annual Recognition of Payment for Work Progress (CRPAO from Spanish acronym), respectively, issued by the Peruvian Government to finance projects and concessions. Said issuance is a mechanism established in the concession agreement signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the work undertaken. Said investment has maturities between January 2018 and April 2026, accruing interest at an annual effective rate between 3.90 percent and 5.38 percent.

f)	T he table below shows the balance of investments, by maturity groupings, before accrued interest :

	2018
		At fair value
	At fair value	through other
	through profit	comprehensive	Amortized
	or loss	income	cost
	S/(000)	S/(000)	S/(000)

Up to 3 months	318,648	4,280,152	371,498
From 3 months to 1 year	186,358	5,842,026	208,737
From 1 to 3 years	485,333	2,145,494	1,094,642
From 3 to 5 years	152,083	1,722,051	272,963
More than 5 years	703,476	10,341,820	2,119,641
Without maturity	1,661,678	649,470	–
Total	3,507,576	24,981,013	4,067,481

	2017
	At fair value
	through profit	Available	Held to
	or loss	for sale	maturity
	S/(000)	S/(000)	S/(000)

Up to 3 months	1,476,174	4,987,080	334,791
From 3 months to 1 year	1,096,855	3,785,935	68,690
From 1 to 3 years	516,919	2,407,141	1,625,856
From 3 to 5 years	180,739	1,516,653	110,746
More than 5 years	574,293	9,327,327	2,183,082
Without maturity	175,831	2,179,989	–
Total	4,020,811	24,204,125	4,323,165